Parent Company Information (Parent Company Condensed Statement of Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company [Member] KRW	Dec. 31, 2009 Parent Company [Member] KRW
Net income(loss)	$ (520,180,000)	(588,115,000,000)	720,641,000,000	1,325,964,000,000	(588,115,000,000)	720,641,000,000
Equity in undistributed (earnings) losses of subsidiaries					631,439,000,000	(703,423,000,000)
Other operating activities, net					239,693,000,000	(818,249,000,000)
Net cash provided by (used in) operating activities	3,834,834,000	4,335,663,000,000	3,879,984,000,000	3,423,770,000,000	283,017,000,000	(801,031,000,000)
Net payments from (to) subsidiaries					10,000,000,000	(270,000,000,000)
Other investing activities, net					(69,488,000,000)	(86,401,000,000)
Net cash used in investing activities	(1,885,860,000)	(2,132,152,000,000)	(4,764,198,000,000)	(32,624,538,000,000)	(59,488,000,000)	(356,401,000,000)
Net decrease in commercial paper and other short-term borrowings						(232,000,000,000)
Proceeds from the issuance of long-term debt	7,954,094,000	8,992,899,000,000	8,748,413,000,000	15,981,200,000,000		299,066,000,000
Proceeds from issuance of common stock			1,103,883,000,000			1,103,883,000,000
Cash dividends paid on common stocks	(69,783,000)	(78,897,000,000)		(824,065,000,000)	(78,897,000,000)
Net cash provided by financing activities	(894,702,000)	(1,011,550,000,000)	569,346,000,000	29,423,719,000,000	(78,897,000,000)	1,170,949,000,000
Net increase in cash held at bank subsidiaries	1,036,393,000	1,171,747,000,000	(377,841,000,000)	302,947,000,000	144,632,000,000	13,517,000,000
Cash and cash equivalents, beginning of year	2,384,194,000	2,695,569,000,000	3,073,410,000,000	2,770,463,000,000	15,363,000,000	1,846,000,000
Cash and cash equivalents, end of year	$ 3,420,587,000	3,867,316,000,000	2,695,569,000,000	3,073,410,000,000	159,995,000,000	15,363,000,000